ACCRUED EXPENSES AND OTHER ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2013
Accounts Payable and Accrued Liabilities [Abstract]
Accured Expenses and Other Accounts Payable [Text Block]
NOTE 10:-	ACCRUED EXPENSES AND OTHER ACCOUNTS PAYABLE

	December 31,
	2012	2013

Employees and payroll accruals	$7,073	$6,675
Accrued expenses	1,917	2,925
Deferred and contingent payments related to acquisitions	3,828	4,167
Government authorities	2,175	2,495
Other	2,195	675

	$17,188	$16,937